Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Small-Mid Co Fund
Central Index Key	dei_EntityCentralIndexKey	0001041102
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2016
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015